CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (HKD) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]
Balance at Apr. 30, 2010	566,092	55	113,413	7,888	444,736
Balance (in shares) at Apr. 30, 2010		7,054,583
Recapitalization in connection with the reverse merger	56,636	17	56,619	0	0
Recapitalization in connection with the reverse merger (in shares)		2,191,768
Issuance of ordinary shares	0	59	(59)	0	0
Issuance of ordinary shares (in shares)		7,486,845
Net income for the year	133,314	0	0	0	133,314
Dividends declared and approved	(10,000)	0	0	0	(10,000)
Cumulative translation adjustment		0	0	218	0
Balance at Apr. 30, 2011	746,260	131	169,973	8,106	568,050
Balance (in shares) at Apr. 30, 2011		16,733,196
Net income for the year	50,404	0	0	0	50,404
Share repurchases	(92,025)	(13)	(92,012)	0	0
Share repurchases (in shares)		(1,574,000)
Share redeemed and cancelled	0	(6)	6	0	0
Share redeemed and cancelled (in shares)		(806,293)
Cumulative translation adjustment	7,408	0	0	7,408	0
Balance at Apr. 30, 2012	712,047	112	77,967	15,514	618,454
Balance (in shares) at Apr. 30, 2012		14,352,903
Net income for the year	59,823	0	0	0	59,823
Share repurchases	(2,840)	0	(2,840)	0	0
Share repurchases (in shares)		(60,675)
Capital contribution	10,205	0	10,205	0	0
Cumulative translation adjustment	(990)	0	0	(990)	0
Balance at Dec. 31, 2012	778,245	112	85,332	14,524	678,277
Balance (in shares) at Dec. 31, 2012		14,292,228